Risk management (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of internal risk rating levels

Thousand of reais	2023	2022	2021

By maturity
Less than 1 Year	287,366,871	269,784,211	270,050,934
Between 1 and 5 years	185,907,482	177,488,141	160,932,317
More than 5 years	78,261,850	77,382,938	62,371,451
Loans and advances to customers, gross	551,536,203	524,655,290	493,354,702

By internal classification of risk
Low	408,973,257	392,397,296	374,505,212
Medium-low	87,232,484	77,992,749	79,216,725
Medium	16,643,774	18,647,136	14,589,977
Medium-High	13,238,069	13,573,901	9,413,110
High	25,448,619	22,044,208	15,629,678
Loans and advances to customers, gross	551,536,203	524,655,290	493,354,702

Schedule of expected loan losses

			2023
		Probability of default	Default loss
	Exposure

Commercial and industrial	233,946,174	6%	38%
Real Estate Credit - construction	61,747,722	8%	6%
Individual loans	252,687,422	11%	61%
Leasing	3,154,886	1%	37%

			2022

		Probability of default	Default loss
	Exposure

Commercial and industrial	223,321,961	6%	41%
Real Estate Credit - construction	58,242,768	5%	5%
Individual loans	240,227,475	12%	49%
Leasing	2,863,086	1%	26%

			2021

		Probability of default	Default loss
	Exposure

Commercial and industrial	247,674,251	6%	50%
Real Estate Credit - construction	54,738,606	2%	8%
Individual loans	188,408,840	10%	61%
Leasing	2,533,004	2%	31%

Schedule of evolution of the main credit indicators

	2023	2022	2021

Credit risk exposure - customers (Thousand of Reais)	719,880,991	664,537,247	621,091,057
Loans and advances to customers, gross (note 9)	551,536,203	524,655,290	493,354,702
Contingent Liabilities - Guarantees and other sureties (note 43.a)	65,671,261	57,378,957	53,420,355
Private securities	102,673,488	82,503,000	74,316,000
Non-performing loans ratio (%)	7.23%	7.50%	5.46%
Impairment coverage ratio (%)	88.13%	89.80%	110.40%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais)	35,152,998	35,211,623	29,723,376
Data prepared on the basis of management criteria and the accounting criteria of the controller unit.
(*)	RAWO = Recoveries of Assets Derecognized.

Schedule of position of accounts subject to interest rate risk

					2023
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	-	-	-	1,591	1,591
Debt instruments	-	-	-	-	1,591	1,591
Financial assets measured at fair value in profit or loss	17,088	5,722	7,003	45,863	30,323	105,999
Debt instruments	8,822	1,425	4,940	35,164	26,137	76,488
Equity instruments	22	1	3	17	-	43
Derivatives	8,244	4,296	2,060	10,682	4,186	29,468
Financial assets not intended for trading Mandatory measured at the fair value of the result	-	-	-	-	183	183
Debt instruments	-	-	-	-	183	183
Financial assets measured at fair value in other comprehensive income	1,237	4,360	2,684	44,722	10,994	63,997
Debt instruments	1,237	4,360	2,684	44,722	10,994	63,997
Financial Assets Measured at Amortized Cost	135,427	105,253	86,314	220,663	84,800	632,457
Loans and Other Amounts with Credit stitutions	86,391	1,394	3,496	2,978	-	94,259
Loans and advances to customers	37,176	96,038	68,597	183,156	73,832	458,799
Debt Instruments	11,860	7,821	14,221	34,529	10,968	79,399
Total	153,752	115,335	96,001	311,248	127,891	804,227
Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in income Held for Trading	30,627	4,972	1,779	9,467	4,101	50,947
Derivatives	6,863	4,972	1,779	9,467	4,101	27,183
Short Positions	23,764	-	-	-	-	23,764
Financial liabilities at amortized cost	212,885	139,140	130,337	221,561	28,280	732,203
Deposits from the Central Bank of Brazil and deposits from credit institutions	7,189	36,767	32,650	10,595	7,380	94,580
Customer deposits	197,507	70,908	80,260	151,046	53	499,774
Bonds and securities	8,189	31,465	17,427	59,920	4,360	121,361
Debt Instruments Eligible to Capital	-	-	-	-	16,488	16,488
Total	243,512	144,113	132,116	231,028	32,381	783,150

					2022
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	-	-	-	3,957	3,957
Debt instruments	-	-	-	-	3,957	3,957
Financial assets measured at fair value in profit or loss	5,032	5,565	3,054	26,272	25,998	65,921
Debt instruments	311	3,909	2,159	16,270	22,222	44,871
Equity instruments	19	2	3	25	-	49
Derivatives	4,702	1,654	892	9,977	3,776	21,001
Financial assets measured at fair value in other comprehensive income	37,965	4,045	1,579	39,131	22,466	105,186
Debt instruments	37,965	4,045	1,579	39,131	22,466	105,186
Financial Assets Measured at Amortized Cost	137,112	145,444	91,631	201,562	113,717	689,466
Loans and Other Amounts with Credit stitutions	77,825	900	1,878	1,989	-	82,592
Loans and advances to customers	56,937	138,981	82,676	171,664	96,884	547,142
Debt Instruments	2,350	5,563	7,077	27,909	16,833	59,732
Total	180,109	155,054	96,264	266,965	166,138	864,530

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in income Held for Trading	21,891	1,444	1,552	8,425	3,417	36,729
Derivatives	4,892	1,444	1,552	8,425	3,417	19,730
Short Positions	16,999	-	-	-	-	16,999
Financial liabilities at amortized cost	280,644	115,169	116,122	183,013	31,518	726,466
Deposits from the Central Bank of Brazil and deposits from credit institutions	22,451	40,711	18,007	8,710	7,903	97,782
Customer deposits	252,621	48,217	75,869	125,473	26	502,206
Bonds and securities	5,572	26,241	22,246	48,830	4,174	107,063
Debt Instruments Eligible to Capital	-	-	-	-	19,415	19,415
Total	302,535	116,613	117,674	191,438	34,935	763,195

					2021
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	-	-	-	-	3,122	3,122
Debt instruments	-	-	-	-	3,122	3,122
Other Financial Assets At Fair Value Through Profit Or Loss	5,573	4,197	5,031	16,365	8,023	39,189
Debt instruments	355	850	2,261	8,786	5,539	17,791
Equity instruments	21	1	8	11	3	44
Derivatives	5,197	3,346	2,762	7,568	2,481	21,353
Financial assets not intended for trading Mandatory measured at the fair value of the result	54,012	1,007	4,690	50,092	15,833	125,635
Debt instruments	54,012	1,007	4,690	50,092	15,833	125,634
Financial Assets Measured at Amortized Cost	109,330	98,848	78,187	172,736	78,053	537,155
Loans and advances - Credit institutions	73,290	1,464	2,041	2,313	-	79,108
Loans and advances - Customers	34,989	94,872	55,118	150,204	76,554	411,737
Debt instruments	1,051	2,512	21,028	20,219	1,499	46,309
Total	168,915	104,052	87,908	239,193	105,032	705,102

Interest-bearing liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	18,955	2,564	2,191	11,196	2,703	37,609
Derivatives	6,174	2,564	2,191	11,196	2,703	24,828
Short positions	12,781	-	-	-	-	12,781
Financial liabilities at amortized cost	289,743	106,358	102,585	165,145	25,366	689,197
Deposits from the Central Bank of Brazil and deposits from credit institutions	33,714	46,465	25,626	10,610	2,742	119,157
Customer deposits	252,070	48,364	67,467	105,690	23	473,614
Bonds and securities	3,959	11,529	9,492	48,845	3,097	76,922
Debt Instruments Eligible to Compose Capital	-	-	-	-	19,504	19,504
Total	308,698	108,922	104,776	176,341	28,069	726,806

Currency Risk

Schedule of position of accounts subject to currency risk

			2023
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	214,500	1,043	3,794	219,337
Loans and advances to customers	3,699	2,585	90	6,374
Derivatives	267,585	11,024	9,002	287,611
Others	3,687	-	-	3,687
Total	489,470	14,652	12,887	517,009

Liabilities:	Dólar	Euro	Others	Total

Funding in foreign currency	154,096	851	2,873	157,820
Derivatives	238,389	14,392	8,183	260,964
Others	99,544	3,043	1,733	104,320
Total	492,029	18,286	12,789	523,105

			2022
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	180,331	3,156	3,922	187,409
Loans and advances to customers	4,515	3,818	463	8,796
Derivatives	261,584	10,126	7,702	279,412
Others	3,208	-	-	3,208
Total	449,638	17,100	12,087	478,825

Liabilities:	Dólar	Euro	Others	Total

Funding in foreign currency	116,957	1,676	1,668	120,301
Derivatives	202,299	14,361	9,571	226,231
Others	132,513	996	815	134,324
Total	451,769	17,033	12,054	480,855

			2021
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	114,021	1,337	5,163	120,521
Loans and advances to customers	5,529	2,218	608	8,355
Derivatives	289,245	14,190	8,011	311,446
Others	1,251	-	-	1,251
Total	410,046	17,745	13,782	441,573

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	80,991	2,194	2,130	85,315
Derivatives	225,554	14,279	8,631	248,464
Others	105,570	1,220	2,912	109,702
Total	412,115	17,693	13,673	443,482

Schedule of funding from customers

					In millions of Reais
Customers Funding	2023			2022
	0 a 30 days	Total	%	0 a 30 days	Total	%
Demand deposits	35,714	35,714	100%	31,351	31,351	100%
Savings accounts	58,112	58,112	100%	60,204	60,204	100%
Time deposits	103,519	393,757	26%	95,523	338,007	28%
Interbank deposit	779	4,264	18%	1,043	4,010	26%
Funds from acceptances and issuance of securities	8,820	142,553	6%	6,139	122,916	5%
Borrowings and Onlendings	6,711	87,236	8%	7,081	76,749	9%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	19,627	0%	-	19,538	0%
Total	213,655	741,263	29%	201,341	652,775	31%

					In millions of Reais
Customers Funding				2021
				0 a 30 days	Total	%
Demand deposits				39,574	39,574	100%
Savings accounts				65,220	65,220	100%
Time deposits				92,496	308,950	30%
Interbank deposit				763	4,001	19%
Funds from acceptances and issuance of securities				5,621	88,089	6%
Borrowings and Onlendings				-	90,709	0%
Subordinated Debts / Debt Instruments Eligible to Compose Capital				-	19,641	0%
Total				203,674	616,184	33%

Schedule of assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows

					2023
					In millions of Reais
Future Cash Flows Except for Derivatives	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	-	-	-	1,591	1,591
Debt instruments	-	-	-	-	1,591	1,591
Financial assets measured at fair value in profit or loss	19,295	6,077	8,225	54,467	36,616	124,679
Debt instruments	11,028	1,780	6,161	43,768	32,430	95,168
Equity Instruments	22	1	3	17	-	43
Derivatives	8,244	4,296	2,060	10,682	4,186	29,468
Financial assets measured at fair value in other comprehensive income	1,393	5,054	3,222	55,140	13,951	78,761
Debt instruments	1,393	5,054	3,222	55,140	13,768	78,578
Equity Instruments	-	-	-	-	183	183
Financial assets measured at amortized cost	145,514	145,270	103,823	206,862	115,879	717,347
Loans and Other Amounts with Credit Institutions	86,325	1,162	2,836	2,899	-	93,222
Loans and advances to customers	54,270	128,381	85,109	178,329	101,509	547,599
Debt instruments	4,919	15,727	15,877	25,634	14,369	76,527
Total	166,202	156,401	115,269	316,469	168,037	922,379

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	30,627	4,972	1,779	9,467	4,101	50,947
Derivatives	6,863	4,972	1,779	9,467	4,101	27,183
Short positions	23,764	-	-	-	-	23,764
Financial liabilities at amortized cost	318,836	145,130	156,974	270,185	51,853	942,977
Deposits from the Central Bank of Brazil and deposits from credit institutions	16,811	38,298	36,953	12,990	8,252	113,304
Customer deposits	295,413	82,892	93,485	175,856	53	647,700
Bonds and securities	6,612	23,940	26,535	81,339	27,060	165,486
Debt Instruments Eligible to Capital	-	-	-	-	16,488	16,488
Total	349,463	150,102	158,753	279,652	55,954	993,924

					2022
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value in income	-	-	-	-	3,957	3,957
Debt instruments	-	-	-	-	3,957	3,957
Financial assets measured at fair value in profit or loss	5,032	5,526	2,978	23,846	13,617	50,999
Debt instruments	311	3,870	2,083	13,844	9,841	29,949
Equity Instruments	19	2	3	25	-	49
Derivatives	4,702	1,654	892	9,977	3,776	21,001
Financial assets measured at fair value in other comprehensive income	37,925	4,040	1,550	33,176	9,116	85,807
Debt instruments	37,925	4,040	1,550	33,176	9,116	85,807
Financial assets measured at amortized cost	113,466	103,419	70,435	185,653	86,193	559,167
Loans and Other Amounts with Credit Institutions	77,739	888	1,777	1,815	-	82,219
Loans and advances to customers	33,386	97,202	62,102	158,805	80,378	431,873
Debt instruments	2,341	5,329	6,556	25,033	5,815	45,074
Total	156,423	112,985	74,963	242,675	112,883	699,929

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	18,955	2,564	2,191	11,196	2,703	37,609
Derivatives	6,174	2,564	2,191	11,196	2,703	24,828
Short positions	12,781	-	-	-	-	12,781
Financial liabilities at amortized cost	289,743	106,358	102,585	165,145	25,366	689,197
Deposits from the Central Bank of Brazil and deposits from credit institutions	33,714	46,465	25,626	10,610	2,742	119,157
Customer deposits	252,070	48,364	67,467	105,690	23	473,614
Bonds and securities	3,959	11,529	9,492	48,845	3,097	76,922
Debt Instruments Eligible to Capital	-	-	-	-	19,504	19,504
Total	308,698	108,922	104,776	176,341	28,069	726,806

					2021

Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	-	174	98	667	2,900	3,839
Debt instruments	-	174	98	667	2,900	3,839
Other financial assets at fair value through profit or loss	16,029	19,211	5,763	63,618	25,488	130,109
Debt instruments	3,873	12,513	4,046	53,814	21,859	96,105
Equity instruments	1,164	-	-	-	-	1,164
Derivatives	10,992	6,698	1,717	9,804	3,629	32,840
Non-Tranding Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	439	-	-	-	-	439
Equity instruments	439	-	-	-	-	439
Financial Assets Measured at Fair Value in Other Comprehensive Income	5,000	3,874	13,850	75,849	35,538	134,111
Debt instruments	4,928	3,874	13,850	75,849	35,538	134,039
Equity instruments	72	-	-	-	-	72
Financial Assets Measured at Amortized Cost	53,147	145,279	69,004	208,295	135,782	611,507
Loans and Other Amounts with Credit Institutions	24,638	40,579	2,901	4,205	-	72,324
Loans and advances to customers	28,424	102,379	64,194	188,430	135,987	519,415
Debt instruments	85	2,321	1,909	15,660	(205)	19,771
Total	74,615	168,538	88,715	348,429	199,709	880,005

Interest-bearing liabilities:

Financial assets measured at fair value in other comprehensive income	55,313	7,878	2,088	12,629	3,515	81,424
Derivatives	10,160	7,878	2,088	12,629	3,515	36,270
Short positions	45,153	-	-	-	-	45,153
Financial liabilities at amortized cost	176,223	101,111	93,103	145,931	16,471	532,838
Deposits from the Central Bank of Brazil and deposits from credit institutions	3,707	33,039	22,860	8,014	2,802	70,421
Customer deposits	165,171	44,571	62,606	110,809	215	383,372
Bonds and securities	7,345	23,502	7,637	27,109	333	65,925
Debt Instruments Eligible to Compose Capital	-	-	-	-	13,120	13,120
Total	231,536	108,989	95,191	158,560	19,986	614,262

Schedule of quantitative risk analysis

Million of Reais
	2023	2022	2021
Sensibilities
Net Interest Margin	754	954	553
Fair value of Equity	1,924	2,154	1,675
Value at Risk - Balance
VaR	415	971	791

Schedule of trading portfolio

Thousand of Brazilian Reais		2023

Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(6,243)	(156,303)	(312,606)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(96)	(1,405)	(2,811)
Inflation	Exposures subject to change in coupon rates of price indexes	(588)	(32,006)	(64,013)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(4,351)	(49,031)	(98,062)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(516)	(2,981)	(5,963)
Foreign currency	Exposures subject to foreign exchange	(2,807)	(70,180)	(140,360)
Eurobond/Treasury/Global	Exposures subject to Interest Rate Variation on Papers Traded on the International Market	(1,395)	(16,714)	(33,426)
Shares and Indexes	Exposures subject to change in shares price	(2,275)	(56,870)	(113,740)
Commodities	Exposures subject to change in commodities' prices	(258)	(6,462)	(12,924)
Total (1)		(18,529)	(391,952)	(783,905)
(1)	Net amounts after tax effects

Schedule of portfolio banking

Thousand of Brazilian Reais		2023

Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(49,931)	(1,520,341)	(3,572,339)
TR and Long-Term Interest Rate (TJLP)	Exposures subject to TR and TJLP Coupon Variation	(28,303)	(671,672)	(1,473,630)
Inflation	Exposures subject to change in coupon rates of price indexes	(38,250)	(486,854)	(905,297)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(5,690)	(124,534)	(231,941)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(956)	(15,016)	(30,143)
International Market Interest Rate	Exposures subject to Variation in the Interest Rate of Securities Traded in the International Market	(31,681)	(503,013)	(1,057,028)
Foreign currency	Exposures subject to foreign exchange	(150)	(3,739)	(7,478)
Total (1)		(154,961)	(3,325,169)	(7,277,856)
(1)	Net amounts after tax effects.

Schedule of economic capital model

% Capital	2023	2022	2021
Risk Type	New Methodology	New Methodology	New Methodology
Credit	55%	55%	62%
Market	2%	2%	2%
ALM	6%	7%	6%
Business	11%	9%	7%
Operational	2%	4%	7%
Fixed Assets	1%	1%	1%
Intangible Assets	3%	3%	5%
Pension Funds	1%	1%	1%
Deferred Tax Assets	19%	18%	9%
TOTAL	100%	100%	100%